CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIT) (USD $)	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Common Stock Issuable [Member]	Accumulated Deficit [Member]	Series A Preferred Stock [Member]	Series B Preferred Stock [Member]	Series D Preferred Stock [Member]	Series E Preferred Stock [Member]
Balance at Dec. 31, 2010	$ (79,252)	$ 4,410	$ 47,587,964		$ (47,671,643)	$ 10	$ 7	$ 0
Balance (in shares) at Dec. 31, 2010		44,103,743				97,663	65,784	3,315
Dividends on Series D stock, paid in Common shares	333,556	72	333,484		0	0	0	0
Dividends on Series D stock, paid in Common shares (in shares)		714,126				0	0	0
Common stock issued upon exercise of August 2009 warrants	191,026	37	190,989		0	0	0	0
Common stock issued upon exercise of August 2009 warrants (in shares)		374,561				0	0	0
Common stock issued pursuant to equity purchase agreements executed in October 2010	3,449,330	813	3,448,517		0	0	0	0
Common stock issued upon conversion of Series D stock	0	4	(4)		0	0	0	0
Common stock issued upon conversion of Series D stock (in shares)		34,153				0	0	(15)
Dividends accrued on Series A, B and D stock	(346,236)	0	(346,236)		0	0	0	0
Dividends accrued on Series A, B and D stock (in shares)		0				0	0	0
Abatement of derivative liabilities for the August 2009 and October 2010 warrants pursuant to amendments of underlying agreements	1,434,322	0	1,434,322		0	0	0	0
Write off of deferred financing costs for the August 2009 and October 2010 warrants pursuant to amendments of underlying agreements	(136,543)	0	(136,543)		0	0	0	0
Warrants issued pursuant to the Guaranty Agreements executed in connection with the Promissory Note payable to JP’s Nevada Trust	545,750	0	545,750		0	0	0	0
Common stock issued pursuant to private offering completed in Second Quarter	325,000	98	324,902		0	0	0	0
Common stock issued pursuant to private offering completed in Second Quarter (in shares)		984,850				0	0	0
Conversion of 12% Convertible Promissory Notes completed in Fourth Quarter 2011	769,965	120	769,845		0	0	0	0
Conversion of 12% Convertible Promissory Notes completed in Fourth Quarter 2011 (in shares)		1,200,000				0	0	0
Common stock issued pursuant to equity purchase agreements executed in October 2010 (in shares)		8,124,859				0	0	0
Stock-based compensation related to options and warrants issued for services rendered by—
Employees and Directors	241,174	0	241,174		0	0	0	0
Other parties	64,006	0	64,006		0	0	0	0
Net loss	(3,510,515)	0	0		(3,510,515)	0	0	0
Balance at Dec. 31, 2011	3,281,583	5,554	54,458,170		(51,182,158)	10	7	0
Balance (in shares) at Dec. 31, 2011		55,536,292				97,663	65,784	3,300
Cash redemption of Series A stock	(101,569)	0	(101,559)	0	0	(10)	0	0	0
Cash redemption of Series A stock (in shares)		0				(97,663)	0	0	0
Cash redemption of Series B stock	(68,416)	0	(68,409)	0	0	0	(7)	0	0
Cash redemption of Series B stock (in shares)		0				0	(65,784)	0	0
Preferred stock and warrants issued pursuant to Aldagen acquisition completed in First Quarter	1,883,765	0	1,883,751	0	0	0	0	0	14
Preferred stock and warrants issued pursuant to Aldagen acquisition completed in First Quarter (in shares)		0				0	0	0	135,398
Common stock and warrants issued upon conversion of outstanding Series D stock	1,051,371	746	1,050,625	0	0	0	0	0	0
Common stock and warrants issued upon conversion of outstanding Series D stock (in shares)		7,460,350				0	0	(3,300)	0
Common stock issued to Series D shareholders as inducement to convert outstanding shares	462,000	33	461,967	0	0	0	0	0	0
Common stock issued to Series D shareholders as inducement to convert outstanding shares (in shares)		330,000				0	0	0	0
Common stock issued upon conversion of Series E stock	34,204,548	1,340	34,203,222	0	0	0	0	0	(14)
Common stock issued upon conversion of Series E stock (in shares)		13,399,986				0	0		(135,398)
Common stock issued upon conversion of 4% Convertible Promissory Note	924,904	106	924,798	0	0	0	0	0	0
Common stock issued upon conversion of 4% Convertible Promissory Note (in shares)		1,062,500				0	0	0	0
Dividends accrued on Preferred stock	(13,562)	0	(13,562)	0	0	0	0	0	0
Dividends on Series D stock, paid in Common shares	82,500	8	82,492	0	0	0	0	0	0
Dividends on Series D stock, paid in Common shares (in shares)		76,461				0	0	0	0
Common stock issued upon exercise of Long-term Incentive Plan options	15,185	4	15,181	0	0	0	0	0	0
Common stock issued upon exercise of Long-term Incentive Plan options (in shares)		35,602				0	0	0	0
Common stock issued upon exercise of August 2008 warrants	584,672	58	584,614	0	0	0	0	0	0
Common stock issued upon exercise of August 2008 warrants (in shares)		584,672				0	0	0	0
Common stock issued upon exercise of August 2009 warrants	213,674	42	213,632	0	0	0	0	0	0
Common stock issued upon exercise of August 2009 warrants (in shares)		418,968				0	0	0	0
Common stock issued upon exercise of April 2010 warrants	1,521,028	283	1,520,745	0	0	0	0	0	0
Common stock issued upon exercise of April 2010 warrants (in shares)		2,833,493				0	0	0	0
Common stock issued upon exercise of Guarantor 2010 warrants	715,734	133	715,601	0	0	0	0	0	0
Common stock issued upon exercise of Guarantor 2010 warrants (in shares)		1,333,334				0	0	0	0
Common stock issued upon exercise of October 2010 warrants	225,001	38	224,963	0	0	0	0	0	0
Common stock issued upon exercise of October 2010 warrants (in shares)		375,000				0	0	0	0
Common stock issued upon exercise of Guarantor 2011 warrants	791,667	158	791,509	0	0	0	0	0	0
Common stock issued upon exercise of Guarantor 2011 warrants (in shares)		1,583,335				0	0	0	0
Common stock issued pursuant to private offering completed in First Quarter	5,000,000	423	4,999,577	0	0	0	0	0	0
Common stock issued pursuant to private offering completed in First Quarter (in shares)		4,231,192				0	0	0	0
Common stock issued pursuant to equity purchase agreements executed in October 2010	4,493,903	453	4,493,450	0	0	0	0	0	0
Write off of deferred financing costs for the August 2009 and October 2010 warrants pursuant to amendments of underlying agreements	0
Common stock issued pursuant to equity purchase agreements executed in October 2010 (in shares)		4,529,701				0	0	0	0
Common stock issued in lieu of cash for fees earned by consultant	17,850	2	17,848	0	0	0	0	0	0
Common stock issued in lieu of cash for fees earned by consultant (in shares)		17,500				0	0	0	0
Common stock issuable in lieu of cash for fees earned by consultant	17,850	0	0	17,850	0	0	0	0	0
Common stock issuable to holders of pre-bankruptcy Series A Preferred stock, pursuant to reorganization plan	471,250	0	0	471,250	0	0	0	0	0
Stock-based compensation related to options and warrants issued for services rendered by—
Employees and Directors	1,751,107	0	1,751,107	0	0	0	0	0	0
Other parties	275,924	0	275,924	0	0	0	0	0	0
Net loss	(19,798,058)	0	0	0	(19,798,058)	0	0	0	0
Balance at Dec. 31, 2012	$ 38,003,911	$ 9,381	$ 108,485,646	$ 489,100	$ (70,980,216)	$ 0	$ 0	$ 0	$ 0
Balance (in shares) at Dec. 31, 2012		93,808,386				0	0	0	0